INVESTMENT MANAGERS SERIES TRUST

235 West Galena Street

Milwaukee, Wisconsin 53212

August 28, 2024

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”) File No. 333-122901 and 811-21719 on behalf of the Bahl & Gaynor Income Growth Fund (the “Fund”)

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 1234 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(1) for the purposes of disclosing the change in advisor to the Bahl & Gaynor Income Growth Fund, adding certain exhibits, and making other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

Please direct your comments to Diane J. Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Carmen M. Castillo-Andino
Carmen M. Castillo-Andino
Investment Managers Series Trust